Accounts and Notes Receivable Accounts and Notes Receivable current/non-current (Details) - USD ($)	Dec. 26, 2020	Dec. 28, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and Other Receivables, Net, Current	$ 38,444,000	$ 21,077,000
Notes Receivable, Related Parties, Current	15,440,000	2,250,000
interest receivable, current, net	84,000	234,000
Income Taxes Receivable, Current	13,650,000	2,104,000
Allowance for Doubtful Other Receivables, Current	283,000	0
Current receivables, net	67,335,000	25,665,000
Notes Receivable, Related Parties, Noncurrent	12,800,000	12,750,000
Allowance for Doubtful Accounts, non-current	0	0
Receivables, net, non-current	12,800,000	12,750,000
Receivables, Fair Value Disclosure	$ 80,135,000	$ 38,415,000